Silvio Conte (Joe)
Director
Corporate Actions & Market Watch

Received SEC

APR 15 2014

Washington, DC 20549

CERTNYS
001-36396

NYSE EURONEXT

14005318

April 15, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Leju Holdings Limited., American depositary shares, each representing one ordinary share and Ordinary shares, par value US$ 0.001 per share (application for the Ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission),. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 4, 2014. Tentative listing date – April 17, 2014.

Sincerely,

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 16th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
F +1 (212) 656-5893
www.nyx.com